U. S. GOVERNMENT SECURITIES (Tables)	12 Months Ended
Jan. 31, 2015
U. S. GOVERNMENT SECURITIES
Schedule of U.S. government securities classified as held-to-maturity

	2015		2014
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$510,573	$501,668	$205,055	$205,057

Due after one year	255,759	255,487	510,573	507,996

	$766,332	$757,155	$715,628	$713,053